SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) segment $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 23, 2021 $ / shares
Class of Warrant or Right [Line Items]
Net loss	$ 2,048	$ 2,762	$ 11,495	$ 17,126
Accumulated deficit	88,615		86,567	75,072
Cash and cash equivalents	1,700		4,235	12,226
Cash equivalents			0	0
Allowance for doubtful accounts			$ 0	0
Estimated useful life			4 years
Other operating income	269	284	$ 1,172	1,285
Research & development tax credits	1,366		1,121	1,070
Share based compensation	293	98	$ 488	6,196
Expiration term			10 years
Number of operating segments | segment			1
Number of reportable segments | segment			1
Offering costs recorded in additional paid-in capital		160	$ 170	2,454
Transaction Expenses				1,329
Loss on foreign currency transactions	$ 502	$ (354)	$ (1,782)	$ (808)
Pre Funded Warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding | shares	2,168,000		2,168,000	2,168,000
Warrants exercisable price | $ / shares	$ 0.01		$ 0.01	$ 0.01	$ 0.01